Income taxes (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		₨ 3,558	₨ 2,898	₨ 4,376
Inventory [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		3,285	1,790
Minimum Alternate Tax [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	[1]	1,630	1,630
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		316	278
Operating tax loss and interest loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		297	112
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		1,315	1,291
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		(2,665)	(2,263)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		(662)	(569)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		₨ 42	₨ 629

[1]	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT” tax) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT tax computed under section 115JB of the Tax Act. The excess of MAT tax over current tax is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years.